UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock Fund Managers (Isle of Man) Limited
Address: Belgravia House
         33-44 Circular Road
         Douglas IM1 1QW, Isle of Man



13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen B. Clark
Title: Attorney-In-Fact*
Phone: 609-282-1271

Signature, Place and Date of Signing:



_________________________________________________________________
/s/ Karen B. Clark    Plainsboro, N.J. 08536   February 12, 2010

*Signed pursuant to Power Of Attorney dated January 15,
2010, included as attachment to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock Fund Managers (Isle of Man) Limited.


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-12019          BlackRock, Inc.